Unsecured Convertible Loan Notes and Derivative Financial Instruments - Additional Information (Details)		12 Months Ended
	Jun. 21, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 21, 2023 $ / shares
Disclosure of detailed information about financial instruments [line items]
Number of shares issued | shares	45,221,586
Percentage of convertible notes	4.00%
Convertible notes maturity date	Jun. 07, 2028
Par value per share | $ / shares				$ 1.00
Face value of notes issued	$ 30,000,000
Conversion price of per ordinary share | $ / shares	$ 1.60
Unpaid interest		$ 0
Decrease in the fair value of the derivative		900,000
Borrowings		32,775,271	$ 34,666,291
Current liabilities		46,241,894	37,260,850
Non-current liabilities		$ 42,263,390	$ 42,145,918